NOTE 1: DESCRIPTION OF BUSINESS AND BASIS OF PRESENTATION	11 Months Ended
Nov. 30, 2017
SDA Mill, Audited
NOTE 1: DESCRIPTION OF BUSINESS AND BASIS OF PRESENTATION

NOTE 1: DESCRIPTION OF BUSINESS AND BASIS OF PRESENTATION

Description of the Business

The mineral processing mill operation located in the State of Nayarit, Mexico, (“SDA Mill” or “the Company”) is owned by Rose Petroleum plc (“Rose”).  The operating flotation plant includes a precious metals leach circuit and associated assets, licenses and agreements.  The SDA Mill has operated for ten years and has historically produced ore for Rose or third party toll miners.

On November 30, 2017, Magellan Gold Corporation (“Magellan”) purchased from Rose the SDA Mill and its associated assets, licenses and agreements.  The purchase price paid by the Magellan was $850,000 cash, a $50,000 promissory note, $100,000 previously paid for the option-to-purchase extension, and 14,200,834 shares of Magellan’s common stock with a fair value of $426,025.

Basis of Presentation

The combined financial statements consist of the historical financial statements of Rose’s SDA Mill business and were prepared in accordance with generally accepted accounting principles in the United States. These statements reflect the combined historical financial position, results of operations, changes in net parent investment and cash flows of the SDA Mill as if such operations had been combined for the period presented. These combined financial statements were prepared in connection with the sale of the SDA Mill and were derived from the accounting records of Minerales Vane S.A. de C.V. (“Minerales Vane 1”) and Minerales VANE Operaciones.  Prior to closing, all of the assets and operations related to the SDA Mill were transferred to a newly incorporated entity, Minerales Vane 2 S.A. de C.V.  Magellan purchased 100% of the issued and outstanding shares of Minerales Vane 2 and Minerales VANE Operaciones. The assets and liabilities in these combined financial statements have been reflected at Rose’s historical carryover basis.

All significant intercompany transactions and balances have been eliminated.

Pro Forma, Unaudited
NOTE 1: DESCRIPTION OF BUSINESS AND BASIS OF PRESENTATION

1.Basis of Presentation

Pursuant to the Stock Purchase Agreement (the “Agreement”) with Rose Petroleum plc (Rose), a UK corporation Rose agreed to sell, and Magellan agreed to purchase, a mineral processing mill operation located in San Dieguito de Arriba (SDA Mill) and its associated assets, licenses and agreements (collectively, the “Assets”).

These unaudited pro forma condensed combined financial statements (“pro forma financial statements”) have been prepared in accordance with accounting principles generally accepted in the United States (“US GAAP) and are expressed in US dollars. These pro forma financial statements do not contain all of the information required for annual financial statements. Accordingly, they should be read in conjunction with the most recent annual financial statements of the Company and the SDA Mill.

The historical consolidated financial statements have been adjusted in the pro forma financial statements to give effect to pro forma events that are (1) directly attributable to the business combination, (2) factually supportable and (3) with respect to the pro forma condensed combined statements of operations, expected to have a continuing impact on the combined results following the business combination.

The business combination was accounted for under the acquisition method of accounting in accordance with ASC Topic 805, Business Combinations. As the acquirer for accounting purposes, the Company has estimated the fair value of the SDA Mill’s assets acquired and liabilities assumed.

These pro forma financial statements have been derived from and include:

(a)an unaudited pro forma balance sheet combining the unaudited interim balance sheet of the Company as at September 30, 2017, with the unaudited interim balance sheet of the SDA Mill as at November 30, 2017, giving effect to the transaction as if it occurred on September 30, 2017.

(b)an unaudited pro forma statement of operations combining the unaudited interim statement of operations of the Company for the nine months ended September 30, 2017, with the unaudited interim statement of operations of the SDA Mill for the nine months ended September 30, 2017, giving effect to the transaction as if it occurred on January 1, 2017.

(c)an unaudited pro forma statement of operations combining the audited annual statement of operations of the Company for the year ended December 31, 2016, with the unaudited statement of operations of SDA Mill for the year ended December 31, 2016, giving effect to the transaction as if it occurred on January 1, 2016.

The unaudited pro forma financial statements have been prepared using the significant accounting policies as set out in the audited consolidated financial statements of the Company for the year ended December 31, 2016. Based on the review of the accounting policies of the SDA Mill, it is the Company’s management’s opinion that there are no material accounting differences between the accounting policies of the Company and the SDA Mill. The unaudited pro forma financial statements should be read in conjunction with the historical financial statements and notes thereto of the Company.

It is management’s opinion that these pro forma financial statements include all adjustments necessary for the fair presentation, in all material respects, of the proposed transaction described above in accordance with US GAAP applied on a basis consistent with the Company’s accounting policies.

The unaudited pro forma financial statements are not intended to reflect the results of operations or the financial position of the Company which would have actually resulted had the proposed transaction been effected on the dates indicated. Further, the unaudited pro forma financial information is not necessarily indicative of the results of operations that may be obtained in the future. The actual pro forma adjustments will depend on a number of factors, and could result in a change to the unaudited pro forma financial statements.